Financial Instruments - Summary of Remaining Contractual Maturities of Significant Financial Liabilities at Reporting Date (Detail) - INR (₨) ₨ in Millions		Mar. 31, 2023	Mar. 31, 2022
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts	[1]	₨ 150,093	₨ 151,696
Lease liabilities	[1]	24,573	24,233
Trade payables and accrued expenses		89,054	94,477
Derivative liabilities		3,004	633
Other financial liabilities	[2]	6,790	36,071
Loans, borrowings and bank overdrafts, undiscounted cash flows	[1]	155,682	157,572
Lease Liabilities Undiscounted Cash Flows	[1]	27,070	26,076
Trade payables and accrued expenses, undiscounted cash flows		89,054	94,477
Derivative liabilities, undiscounted cash flows		3,004	633
Other financial liabilities, undiscounted cash flows	[2]	7,140	36,179
Interest On Loans, borrowings and bank overdrafts	[1]	(5,589)	(5,876)
Interest On Lease Liabilities	[1]	(2,497)	(1,843)
Interest expense on trade payables and accrued expenses		0	0
interest On Other financial liabilities	[2]	(350)	(108)
Not later than one year [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	[1]	91,743	97,693
Lease Liabilities Undiscounted Cash Flows	[1]	9,620	9,872
Trade payables and accrued expenses, undiscounted cash flows		89,054	94,477
Derivative liabilities, undiscounted cash flows		2,825	585
Other financial liabilities, undiscounted cash flows	[2]	4,192	33,126
1-2 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	[1]	924	912
Lease Liabilities Undiscounted Cash Flows	[1]	7,130	6,947
Trade payables and accrued expenses, undiscounted cash flows		0	0
Derivative liabilities, undiscounted cash flows		153	10
Other financial liabilities, undiscounted cash flows	[2]	1,587	2,833
2-4 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	[1]	63,015	1,706
Lease Liabilities Undiscounted Cash Flows	[1]	7,233	6,913
Trade payables and accrued expenses, undiscounted cash flows		0	0
Derivative liabilities, undiscounted cash flows		26	38
Other financial liabilities, undiscounted cash flows	[2]	951	220
Beyond 4 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	[1]	0	57,261
Lease Liabilities Undiscounted Cash Flows	[1]	3,087	2,344
Trade payables and accrued expenses, undiscounted cash flows		0	0
Derivative liabilities, undiscounted cash flows		0	0
Other financial liabilities, undiscounted cash flows	[2]	₨ 410	₨ 0

[1]	(1) Includes future cash outflow towards estimated interest on borrowings and lease liabilities.
[2]	(2) Includes future cash outflow towards estimated interest on contingent consideration.